Fidelity® Cash Management Funds

Prime Fund
Class/Ticker
Daily Money/FDAXX

Summary Prospectus

December 30, 2014

As Revised January 30, 2015

Fund Summary

Fund/Class:
Prime Fund/Daily Money

Investment Objective

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual operating expenses	0.74%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 76
3 years	$ 237
5 years	$ 411
10 years	$ 918

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.

Summary Prospectus

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Proposed Reorganization. The Board of Trustees of each of Fidelity Newbury Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Prime Fund and Fidelity Government Money Market Fund pursuant to which Prime Fund would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Prime Fund in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Prime Fund and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Prime Fund. After the exchange, Prime Fund will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Prime Fund. As a result, shareholders of Prime Fund will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

A special meeting of shareholders of Prime Fund is expected to be held on May 12, 2015, and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Prime Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in the fourth quarter of 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Government Money Market Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

Summary Prospectus

Fund Summary - continued

  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	0.76%	2.65%	4.49%	4.78%	2.51%	0.28%	0.01%	0.01%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.21%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.01%	September 30, 2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Daily Money Class	0.01%	0.06%	1.54%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Summary Prospectus

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$1,000
For Fidelity Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.922186.106 DMM-SUM-1214-02

Fidelity® Cash Management Funds

Prime Fund
Class/Ticker
Capital Reserves/FPRXX

Summary Prospectus

December 30, 2014

As Revised January 30, 2015

Fund Summary

Fund/Class:
Prime Fund/Capital Reserves

Investment Objective

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%
Total annual operating expenses	0.99%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 101
3 years	$ 315
5 years	$ 547
10 years	$ 1,213

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.

Summary Prospectus

  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Proposed Reorganization. The Board of Trustees of each of Fidelity Newbury Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Prime Fund and Fidelity Government Money Market Fund pursuant to which Prime Fund would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Prime Fund in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Prime Fund and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Prime Fund. After the exchange, Prime Fund will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Prime Fund. As a result, shareholders of Prime Fund will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

A special meeting of shareholders of Prime Fund is expected to be held on May 12, 2015, and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Prime Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in the fourth quarter of 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Government Money Market Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

Summary Prospectus

Fund Summary - continued

  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	0.51%	2.40%	4.23%	4.52%	2.25%	0.16%	0.01%	0.01%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.14%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2011
Year-to-Date Return	0.01%	September 30, 2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Capital Reserves Class	0.01%	0.04%	1.40%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Summary Prospectus

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$1,000
For Fidelity Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.922185.106 PR-CR-SUM-1214-02